Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2020
Total Share-Based Compensation Cost Recognized
The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	224	327	360	55
Expensed as selling, general and administrative	1,725	1,768	1,897	290
Expensed as research and development	2,727	3,531	4,471	686

	4,676	5,626	6,728	1,031

Baidu
Option Activity
The following table summarizes the option activity for the years ended December 31, 2020:

	Number of share options (Note)	Weighted average exercise price (US$) (Note)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in millions)
Incentive share options
Outstanding, December 31, 2019	29,854,480	17	8	72
Granted	1,028,240	11
Exercised	(3,516,400)	13
Forfeited/Cancelled	(3,147,280)	17

Outstanding, December 31, 2020	24,219,040	17	7	245

Vested and expected to vest at December 31, 2020	19,756,080	18	7	186

Exercisable at December 31, 2020	12,098,400	21	5	78

Assumptions Used to Estimate Fair Values of Share Options Granted
The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	For the years ended December 31
	2018	2019	2020
Risk-free interest rate	2.57%	1.58%~2.49%	1.51~1.52%
Dividend yield	—	—	—
Expected volatility range	34.47%~35.36%	34.62%~35.14%	34.83%~34.92%
Expected life (in years)	4.89~6.25	5.83~6.03	5.90~6.01

Restricted Shares Activity	Restricted Shares activity for the year ended December 31, 2020 was as follow:

	Number of shares (Note)	Weighted average grant date fair value (US$) (Note)
Restricted Shares
Unvested, December 31, 2019	113,604,320	19
Granted	73,900,080	14
Vested	(35,078,640)	20
Forfeited/Cancelled	(21,924,240)	17

Unvested, December 31, 2020	130,501,520	16

iQIYI
Option Activity
The following table sets forth the summary of employee option activity under the iQIYI’s 2010 Plan:

	Number of share options	Weighted average exercise price ( US$ )	Weighted average remaining contractual life (Years)	Aggregate intrinsic value ( US$ in millions)
Outstanding, December 31, 2019	406,912,618	0.48	7	1,031
Granted	88,611,584	0.51
Forfeited	(12,111,374)	0.51
Exercised	(62,714,554)	0.44

Outstanding, December 31, 2020	420,698,274	0.49	7	846

Vested and expected to vest at December 31, 2020	401,055,919	0.48	7	807

Exercisable at December 31, 2020	245,054,484	0.47	7	498

Total Share-Based Compensation Cost Recognized
The following table summarizes the share-based compensation cost recognized by iQIYI:

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
	(In millions)
Expensed as cost of revenues	83	171	202	31
Expensed as selling, general and administrative	369	676	851	130
Expensed as research and development	104	238	317	49

	556	1,085	1,370	210